ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
March 23, 2011
BY EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: Highland Credit Strategies Fund
(File No. 811-21869)
Ladies and Gentlemen:
     We are filing today via EDGAR a registration statement on Form N-2 (the “Registration Statement”) pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, for Highland Credit Strategies Fund (the “Trust”), a Delaware statutory trust, in connection with a proposed offering of common shares and subscription rights.
     The Trust wired on March 21, 2011 $90.15, which is payment of the fee required by Section 6(b) of the Securities Act to the Securities and Exchange Commission’s (the “Commission”) account at U.S. Bank in St. Louis, Missouri (Commission Acct. 152307768324). The Trust’s CIK number is 0001356115. The Trust has designated the wired funds as restricted. The Company certifies that it will not revoke the wire transfer, and that it has sufficient funds in its account to cover the amount of the filing fee.
     The Trust may request acceleration of the effective date of the Registration Statement orally in accordance with Rule 461(a), and they have authorized us to confirm to you that they are aware of their obligations under the Securities Act.
     Please direct any questions or comments regarding this filing to me at (617) 951-7453 or, in my absence, to Michael G. Doherty at (212) 497-3612. Thank you for your attention in this matter.

Very truly yours,
/s/ Laurie A. Churchill

Laurie A. Churchill

cc:	Gregory D. Sheehan Michael G. Doherty Brian Mitts